UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number: 028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David Elias
Title:      Chief Compliance Officer
Phone:      (212) 647-8126

Signature, Place and Date of Signing:


/s/ David Elias                 New York, New York          November 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:   150,789
                                         (thousands)

List of Other Included Managers: None

SK 04078 0001 1142437

                                                     FORM 13F INFORMATION TABLE
                                                 Echo Street Capital Management LLC
                                                         September 30, 2010
COLUMN 1                          COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                               VALUE    SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP       (x1000)  PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHR NONE
--------------                 --------------      -----       -------  -------   --- ----   ----------   -----  ----      --- ----
ADVANCE AUTO PARTS INC                COM         00751Y106   2,380        40,553 SH            SOLE      NONE      40,553
ASSOCIATED ESTATES RLTY CORP          COM         045604105   1,700       121,609 SH            SOLE      NONE     121,609
AUTOZONE INC                          COM         053332102   2,667        11,651 SH            SOLE      NONE      11,651
CARTER INC                            COM         146229109   2,528        96,004 SH            SOLE      NONE      96,004
COCA COLA ENTERPRISES INC             COM         191219104   3,646       117,627 SH            SOLE      NONE     117,627
COPART INC                            COM         217204106   8,572       260,000 SH            SOLE      NONE     260,000
CORRECTIONS CORP AMER NEW           COM NEW       22025Y407   2,285        92,591 SH            SOLE      NONE      92,591
DIAMOND OFFSHORE DRILLING IN          COM         25271C102     134         1,980 SH  PUT       SOLE      NONE       1,980
EBAY INC                              COM         278642103   2,356        96,545 SH            SOLE      NONE      96,545
ENTERTAINMENT PPTYS TR         CONV PFD 9% SR E   29380T600   5,578       201,600 SH            SOLE      NONE     201,600
EQUINIX INC                         COM NEW       29444U502   8,670        84,710 SH            SOLE      NONE      84,710
EQUITY LIFESTYLE PPTYS INC            COM         29472R108   3,064        56,245 SH            SOLE      NONE      56,245
ESSEX PPTY TR INC                     COM         297178105   8,208        75,000 SH            SOLE      NONE      75,000
FELCOR LODGING TR INC           PFD CV A $1.95    31430F200   9,957       462,700 SH            SOLE      NONE     462,700
GLOBAL CASH ACCESS HLDGS INC          COM         378967103     762       186,711 SH            SOLE      NONE     186,711
GOOGLE INC                           CL A         38259P508   5,954        11,324 SH            SOLE      NONE      11,324
HEALTH CARE REIT INC                  COM         42217K106   4,725        99,800 SH            SOLE      NONE      99,800
HOME DEPOT INC                        COM         437076102   6,093       192,319 SH            SOLE      NONE     192,319
HOST HOTELS & RESORTS INC             COM         44107P104     869         6,000 SH  PUT       SOLE      NONE       6,000
HYATT HOTELS CORP                  COM CL A       448579102   2,281        61,000 SH            SOLE      NONE      61,000
INTERCONTINENTAL HTLS GRP PL     SPONS ADR NEW    45857P301   7,637       425,713 SH            SOLE      NONE     425,713
KIMCO REALTY CORP                     COM         49446R109   3,513       223,204 SH            SOLE      NONE     223,204
KOHLS CORP                            COM         500255104   9,111       172,944 SH            SOLE      NONE     172,944
MERITAGE HOMES CORP                   COM         59001A102   1,341        68,366 SH            SOLE      NONE      68,366
MICROSOFT CORP                        COM         594918104   2,930       119,655 SH            SOLE      NONE     119,655
MOBILE MINI INC                       COM         60740F105     362        23,600 SH            SOLE      NONE      23,600
NATIONWIDE HEALTH PPTYS INC           COM         638620104   4,032       104,265 SH            SOLE      NONE     104,265
NEW YORK & CO INC                     COM         649295102   1,240       482,591 SH            SOLE      NONE     482,591
ORACLE CORP                           COM         68389X105   7,294       271,670 SH            SOLE      NONE     271,670
O REILLY AUTOMOTIVE INC               COM         686091109   1,395        26,218 SH            SOLE      NONE      26,218
REDWOOD TR INC                        COM         758075402   2,378       164,441 SH            SOLE      NONE     164,441
RETAIL OPPORTUNITY INVTS COR          COM         76131N101   1,408       147,099 SH            SOLE      NONE     147,099
RYLAND GROUP INC                      COM         783764103   3,556       198,440 SH            SOLE      NONE     198,440
SUNSTONE HOTEL INVS INC NEW           COM         867892101   1,499       165,275 SH            SOLE      NONE     165,275
TRANSOCEAN INC                  NOTE 1.500%12/1   893830AV1   6,168     6,300,000 PRN           SOLE      NONE   6,300,000
WAL MART STORES INC                   COM         931142103   2,576        48,135 SH            SOLE      NONE      48,135
ARCH CAP GROUP LTD                    ORD         G0450A105   2,716        32,412 SH            SOLE      NONE      32,412
ACE LTD                               SHS         H0023R105   4,847        83,206 SH            SOLE      NONE      83,206
NOBLE CORPORATION BAAR            NAMEN -AKT      H5833N103   4,357       128,931 SH            SOLE      NONE     128,931